Summary of Significant Accounting Policies (Details)		6 Months Ended	12 Months Ended
	Nov. 12, 2021 trading_day tranche $ / shares shares	Jun. 30, 2022 USD ($) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Jan. 01, 2022 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of operating segments | segment		3	3
Healthcare services term of contract under capitation revenues		1 month
Impairment of long-lived assets held-for-use			$ 0	$ 0
Goodwill impairment charge			0	0
Impairment of intangible assets, finite-lived			$ 0	$ 0
Defined Contribution Plan, Tax Status [Extensible Enumeration]			Qualified Plan [Member]
Required service period			2 months
Employer matching contribution, percent of match			100.00%	100.00%
Employer matching contribution, percent of employees' gross pay			4.00%	3.00%
Employers matching contribution, additional percentage of match				50.00%
Defined Contribution Plan, Cost			$ 787,000	$ 504,000
Accounting Standards Update [Extensible List]			Accounting Standards Update 2016-02
Operating right of use assets		$ 17,255,000	$ 0
Operating lease, liability		$ 19,100,000
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Employer matching contribution, percent of employees' gross pay				3.00%
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Employer matching contribution, percent of employees' gross pay				5.00%
Legacy TOI Earnout Shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Contingent consideration, liability (in shares) | shares	12,500,000
Number of tranches | tranche	2
Earnout measurement period	2 years
Initial stock price threshold | $ / shares	$ 15.00
Earnout period	3 years
Threshold trading days | trading_day	20
Threshold trading day period | trading_day	30
DFPH Earnout Shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Contingent consideration, liability (in shares) | shares	575,000
Number of tranches | tranche	2
Earnout period	3 years
Escrow deposit percentage	50.00%
Derivative Instrument, Period, One | Legacy TOI Earnout Shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Contingent consideration, liability (in shares) | shares	5,000,000
Stock price trigger (in dollars per share) | $ / shares	$ 12.50
Derivative Instrument, Period, Two | Legacy TOI Earnout Shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Contingent consideration, liability (in shares) | shares	7,500,000
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating right of use assets					$ 15,800,000
Operating lease, liability					$ 17,100,000